EMPLOYEE BENEFIT PLANS - Assumed Health Care Rates (Details) - OPRB Plans	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Defined Benefit Plan Disclosure [Line Items]
Health care costs trend rate assumed for next year	6.69%	6.65%
Rate of increase to which the cost of benefits is assumed to decline (the ultimate trend rate)	4.50%	4.49%
Year that the rate reaches the ultimate trend rate	2033	2030